                    GABELLI INTERNATIONAL GROWTH FUND, INC.


May 5, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Gabelli International Growth Fund, Inc. (the "Fund")
     Securities Act of 1933 Registration File No. 033-79994
     Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended. As Assistant Secretary of the Fund, I hereby certify that the Fund's definitive Prospectus and Statement of Additional Information, both dated May 1, 1998, which would have been filed by the Fund pursuant to Rule 497(c), would not have differed from that contained in the Fund's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on April 30, 1998.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8543.

Sincerely,

/s/ Paige C. Hodgin

Paige C. Hodgin
Assistant Secretary
Gabelli International Growth Fund, Inc.


cc:  Mr. Daniel Schloendorn, Esq.       Willkie Farr & Gallagher
     Mr. Bruce N. Alpert                Gabelli Gold Fund, Inc.